CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
REVENUES	[1]	$ 492,048	$ 454,271	$ 357,565
COST OF REVENUES		80,708	73,485	53,592
GROSS PROFIT		411,340	380,786	303,973
OPERATING EXPENSES:
Research and development		13,410	12,425	9,532
Sales and marketing		193,042	160,576	119,353
General and administrative		9,228	9,931	8,411
Other income		0	0	(800)
TOTAL OPERATING EXPENSES		215,680	182,932	136,496
OPERATING INCOME		195,660	197,854	167,477
Finance income, net		21,607	3,612	525
INCOME BEFORE INCOME TAXES		217,267	201,466	168,002
INCOME TAXES		19,348	39,946	2,928
NET INCOME		197,919	161,520	165,074
Add: Net income attributable to non-controlling interests		0	0	(103)
NET INCOME ATTRIBUTABLE TO INMODE LTD		$ 197,919	$ 161,520	$ 164,971
EARNINGS PER SHARE:
Basic		$ 2.37	$ 1.96	$ 2.03
Diluted		$ 2.3	$ 1.89	$ 1.92
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF EARNINGS PER SHARE
Basic		83,533,593	82,482,090	81,444,938
Diluted		85,953,581	85,403,714	86,017,203

[1]	Revenues are attributed to geographic areas based on the location of customer. No single customer accounted for 10% or more of Company’s total revenues, or Company’s net accounts receivable, in any fiscal year presented.